CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY) - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ (56,361)	$ 18,703	$ 15,983	$ 7,457
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net cash provided by operating activities	29,426	55,056	63,161	35,655
Cash flows from investing activities:
Net cash used in investing activities	(11,966)	(9,117)	(115,805)	(27,083)
Cash flows from financing activities:
Proceeds from issuance of common stock		615	65,553	250
Net cash provided by financing activities	14,323	(27,510)	54,302	16,551
Net increase in cash	31,559	19,198	2,655	24,167
Cash at beginning of period	59,310	56,655	56,655	32,488
Cash at end of period	90,869	75,853	59,310	56,655
Supplemental cash flow information:
Cash paid for interest	$ 14,208	$ 12,693	15,625	19,488
Parent
Cash flows from operating activities:
Net income			15,983	7,457
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in net income of subsidiary			(15,983)	$ (7,457)
Cash flows from investing activities:
Investment in subsidiary			(65,553)
Net cash used in investing activities			(65,553)
Cash flows from financing activities:
Proceeds from issuance of common stock			65,553
Net cash provided by financing activities			$ 65,553